Consolidated cash flow statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of cash flows [abstract]
Cash flows from consolidated operations	[1]	$ 19,859	$ 20,251	$ 23,158
Dividends from equity accounted units		1,067	610	879
Cash flows from operations		20,926	20,861	24,037
Net interest paid		(685)	(612)	(573)
Dividends paid to holders of non-controlling interests in subsidiaries		(477)	(462)	(421)
Tax paid		(4,165)	(4,627)	(6,909)
Net cash generated from operating activities		15,599	15,160	16,134
Cash flows from investing activities
Purchases of property, plant and equipment and intangible assets	[2]	(9,621)	(7,086)	(6,750)
Sales of property, plant and equipment and intangible assets		30	9	0
Acquisitions of subsidiaries, joint ventures and associates	[2]	(346)	(834)	(850)
Disposals of subsidiaries, joint ventures, joint operations and associates		427	0	80
Purchases of financial assets		(113)	(39)	(55)
Sales of financial assets	[3]	677	1,220	892
Net funding of equity accounted units	[2]	(784)	(144)	(75)
Other investing cash flows		136	(88)	51
Net cash used in investing activities		(9,594)	(6,962)	(6,707)
Cash flows before financing activities		6,005	8,198	9,427
Cash flows from financing activities
Equity dividends paid to owners of Rio Tinto		(7,025)	(6,470)	(11,727)
Proceeds from additional borrowings, net of issue costs		261	1,833	321
Repayment of borrowings and associated derivatives		(860)	(310)	(790)
Lease principal payments		(455)	(426)	(374)
Cash inflows from share of expenditure incurred	[2]	1,574	127	86
Purchase of non-controlling interest		(591)	(33)	(2,961)
Other financing cash flows		2	2	(28)
Net cash used in financing activities		(7,094)	(5,277)	(15,473)
Effects of exchange rates on cash and cash equivalents		(99)	(23)	15
Net (decrease)/increase in cash and cash equivalents		(1,188)	2,898	(6,031)
Opening cash and cash equivalents less overdrafts		9,672	6,774	12,805
Closing cash and cash equivalents less overdrafts		$ 8,484	$ 9,672	$ 6,774

[1]

Notes to the consolidated cash flow statement
(a) Cash flows from consolidated operations	Note	2024 US$m	2023 US$m	2022 US$m
Profit after tax for the year		11,574	9,953	13,048
Adjustments for:
– Taxation		4,041	3,832	5,614
– Finance items		876	1,713	1,846
– Share of profit after tax of equity accounted units		(838)	(675)	(777)
– (Gains)/losses on consolidation and disposal of interests in businesses	5	(1,214)	–	105
– Impairment charges of investments in equity accounted units after tax	4	–	–	202
– Net impairment charges/(reversals)	4	538	936	(150)
– Depreciation and amortisation		5,918	5,334	5,010
– Provisions (including exchange differences on provisions)		398	1,470	1,006
Utilisation of other provisions	36	(94)	(104)	(176)
Utilisation of provisions for close-down and restoration	14	(1,142)	(777)	(609)
Utilisation of provisions for post-retirement benefits and other employment costs	26	(133)	(277)	(254)
Change in inventories		205	(422)	(1,185)
Change in receivables and other assets		(202)	(418)	20
Change in trade and other payables		54	(86)	700
Other items(d)		(122)	(228)	(1,242)
		19,859	20,251	23,158

[2]	In 2024, our net cash outflow in relation to the Simandou iron ore project was US$1.3 billion. This includes cash outflows of US$1,831 million for purchase of property, plant and equipment,
US$313 million as acquisition of associates for WCS Rail and Port, and US$652 million as net funding of equity accounted units for the subsequent funding of that shared infrastructure. We received related cash inflows of US$1,505 million from Chalco Iron Ore Holdings Ltd (CIOH) for cash calls by SimFerJersey Limited, of which US$411 million relates to CIOH’s share of expenditure incurred up until the end of December 2023 to progress critical works.

[3]	In 2024, we received net proceeds of US$675 million (2023: US$1,157 million and 2022: US$352 million) from our sales and purchases of investments within a separately managed portfolio of fixed income instruments. Refer to note 19 for details. Purchases and sales of these securities are reported on a net cash flow basis within “Sales of financial assets” or “Purchases of financial assets” depending on the overall net position at each reporting date.